UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 110.7%

Consumer Discretionary – 11.5%
Auto Components - 1.8%
China XD Plastics [1]	102,400	$388,096
China Zenix Auto International ADR	50,000	161,000
Drew Industries [1]	115,000	3,474,150
Fuel Systems Solutions [1]	76,000	1,306,440
Spartan Motors	41,000	205,000
Williams Controls	6,800	71,400

		5,606,086

Distributors - 0.4%
Weyco Group	48,000	1,168,800

Diversified Consumer Services - 0.1%
Lincoln Educational Services	64,800	272,160
Spectrum Group International [1,2]	6,925	13,573

		285,733

Household Durables - 3.3%
Cavco Industries [1]	3,091	141,846
Ethan Allen Interiors	81,600	1,788,672
Flexsteel Industries	172,500	3,570,750
Koss Corporation	73,400	366,266
Natuzzi ADR [1]	409,800	934,344
Skullcandy [1,3]	55,100	757,625
Universal Electronics [1]	152,400	2,679,192

		10,238,695

Internet & Catalog Retail - 0.2%
Geeknet [1]	1,500	29,025
NutriSystem	13,500	142,155
U.S. Auto Parts Network [1]	140,900	487,514

		658,694

Leisure Equipment & Products - 0.2%
Leapfrog Enterprises Cl. A [1]	48,400	436,568
Sturm, Ruger & Co.	3,200	158,368

		594,936

Media - 0.5%
Global Sources [1]	24,355	159,769
Rentrak Corporation [1]	87,000	1,472,910

		1,632,679

Specialty Retail - 3.1%
America’s Car-Mart [1,3]	92,800	4,219,616
Le Chateau Cl. A [1]	73,100	148,713
Lewis Group	57,000	489,735
Oriental Watch Holdings	545,100	181,371
Shoe Carnival	35,028	824,209
Stein Mart [1]	178,900	1,522,439
Systemax [1]	84,000	992,040
West Marine [1]	86,000	914,180
Wet Seal (The) Cl. A [1]	149,279	470,229

		9,762,532

Textiles, Apparel & Luxury Goods - 1.9%
G-III Apparel Group [1]	16,300	585,170
J.G. Boswell Company [2]	2,490	2,163,810
K-Swiss Cl. A [1,3]	72,400	248,332
Marimekko	25,300	459,391
Movado Group	49,274	1,661,520
True Religion Apparel	28,500	607,905

		5,726,128

Total		35,674,283

Consumer Staples – 3.6%
Food & Staples Retailing - 0.5%
Arden Group Cl. A	16,000	1,552,320

Food Products - 2.9%
Asian Citrus Holdings	1,060,000	546,811
Binggrae	9,700	920,755
Calavo Growers	20,000	500,000
Farmer Bros. [1]	41,400	393,714
Griffin Land & Nurseries [1]	70,274	2,370,342
Origin Agritech [1,3]	121,488	172,513
Seneca Foods Cl. A [1]	51,400	1,534,804
Seneca Foods Cl. B [1]	42,500	1,198,925
Waterloo Investment Holdings [1,4]	806,207	117,142
Westway Group	220,000	1,361,800

		9,116,806

Personal Products - 0.2%
Inter Parfums	33,900	620,370

Total		11,289,496

Energy – 3.8%
Energy Equipment & Services - 2.8%
Dawson Geophysical [1]	53,213	1,344,160
Geodrill [1]	177,700	285,593
Geospace Technologies [1]	7,130	872,783
Global Geophysical Services [1]	35,000	192,850
Gulf Island Fabrication	29,116	811,463
Heckmann Corporation [1,3]	200,000	840,000
Lamprell	202,400	359,519
North American Energy Partners [1]	50,000	144,000
Pason Systems	139,200	2,323,540
Pioneer Energy Services [1]	57,500	447,925
Tesco Corporation [1]	50,000	534,000
Willbros Group [1]	131,100	704,007

		8,859,840

Oil, Gas & Consumable Fuels - 1.0%
Approach Resources [1,3]	12,000	361,560
Resolute Energy [1,3]	40,000	354,800
Sprott Resource [1]	172,600	693,490
VAALCO Energy [1]	95,000	812,250
Warren Resources [1]	290,000	881,600

		3,103,700

Total		11,963,540

Financials – 19.0%
Capital Markets - 7.1%
ASA Gold and Precious Metals	35,000	882,000
Cowen Group [1]	223,700	603,990
Diamond Hill Investment Group	34,479	2,643,850
Duff & Phelps Cl. A	50,000	680,500
Epoch Holding Corporation	196,500	4,539,150
FBR & Co. [1]	215,000	664,350
Fiera Capital	78,000	606,958
INTL FCStone [1]	29,110	554,837
JZ Capital Partners	373,999	2,307,025
MVC Capital	151,200	1,935,360
NGP Capital Resources	168,764	1,258,979
Queen City Investments [2]	948	948,948
SHUAA Capital [1]	1,100,000	179,690
U.S. Global Investors Cl. A	91,500	559,980
Urbana Corporation [1]	237,600	224,766
Virtus Investment Partners [1]	35,000	3,010,000
Westwood Holdings Group	8,800	343,288

		21,943,671

Commercial Banks - 1.6%
BCB Holdings [1]	806,207	192,025
Chemung Financial	40,000	950,800
Fauquier Bankshares	140,200	1,781,942
First Bancorp	40,200	705,510
Peapack-Gladstone Financial	88,868	1,452,103

		5,082,380

Consumer Finance - 0.3%
Regional Management [1,3]	51,400	886,650

Diversified Financial Services - 1.3%
Banca Finnat Euramerica	1,310,000	444,422
Bolsa Mexicana de Valores	300,000	620,895
GAIN Capital Holdings	25,000	123,250
PICO Holdings [1]	45,700	1,042,874
RHJ International [1]	348,000	1,735,125

		3,966,566

Insurance - 2.7%
Hallmark Financial Services [1]	136,095	1,107,813
Independence Holding	105,380	1,061,177
National Western Life Insurance Company Cl. A	14,033	2,010,227
State Auto Financial	139,264	2,282,537
United Fire Group	73,603	1,848,907

		8,310,661

Real Estate Investment Trusts (REITs) - 0.5%
BRT Realty Trust [1]	228,681	1,486,426

Real Estate Management & Development - 4.6%
Consolidated-Tomoka Land	62,750	2,063,848
Forestar Group [1]	143,000	2,382,380
Kennedy-Wilson Holdings	465,358	6,501,051
Tejon Ranch [1]	110,162	3,309,266
ZipRealty [1,3]	25,000	70,500

		14,327,045

Thrifts & Mortgage Finance - 0.9%
Alliance Bancorp, Inc. of Pennsylvania	41,344	512,666
BofI Holding [1]	91,262	2,377,375

		2,890,041

Total		58,893,440

Health Care – 8.5%
Biotechnology - 1.6%
Acadia Pharmaceuticals [1,3]	499,400	1,263,482
Celsion Corporation [1,3]	310,000	1,680,200
Chelsea Therapeutics International [1,3]	660,000	792,000
Keryx Biopharmaceuticals [1,3]	264,203	745,053
3SBio ADR [1]	45,880	595,981

		5,076,716

Health Care Equipment & Supplies - 4.3%
Allied Healthcare Products [1]	184,968	484,616
AngioDynamics [1]	165,000	2,013,000
Atrion Corporation	7,557	1,673,875
CryoLife	50,573	339,851
DynaVox Cl. A [1]	20,000	10,560
Exactech [1]	132,100	2,355,343
Medical Action Industries [1]	125,250	437,123
STRATEC Biomedical	14,000	642,718
Syneron Medical [1]	69,200	674,700
Theragenics Corporation [1,3]	202,377	348,088
Trinity Biotech ADR	49,100	617,187
Utah Medical Products	42,300	1,437,777
Young Innovations	61,450	2,402,695

		13,437,533

Health Care Providers & Services - 1.7%
CorVel Corporation [1]	20,000	895,000
Cross Country Healthcare [1]	323,200	1,525,504
Gentiva Health Services [1]	23,000	260,360
PDI [1]	65,383	521,102
PharMerica Corporation [1]	40,000	506,400
Psychemedics Corporation	67,300	817,695
U.S. Physical Therapy	31,857	880,209

		5,406,270

Life Sciences Tools & Services - 0.7%
Affymetrix [1,3]	150,000	649,500
Furiex Pharmaceuticals [1]	23,758	453,303
PAREXEL International [1]	28,800	885,888

		1,988,691

Pharmaceuticals - 0.2%
Daewoong Pharmaceutical	357	12,206
Hi-Tech Pharmacal [1]	16,400	543,004

		555,210

Total		26,464,420

Industrials – 28.2%
Aerospace & Defense - 2.6%
AeroVironment [1]	39,200	920,024
Astronics Corporation [1]	35,517	1,093,924
CPI Aerostructures [1]	38,335	415,552
Ducommun [1]	78,700	1,070,320
HEICO Corporation	65,625	2,539,031
Innovative Solutions and Support [1]	173,241	689,499
Kratos Defense & Security Solutions [1]	72,324	422,372
SIFCO Industries	45,800	833,560

		7,984,282

Air Freight & Logistics - 0.5%
Forward Air	50,700	1,541,787
Pacer International [1]	35,000	139,300

		1,681,087

Building Products - 3.7%
AAON	109,500	2,156,055
American Woodmark [1]	72,000	1,437,840
Apogee Enterprises	57,900	1,135,998
Burnham Holdings Cl. A [2]	121,000	1,784,750
Griffon Corporation	89,500	921,850
Trex Company [1]	90,000	3,070,800
WaterFurnace Renewable Energy	58,300	994,498

		11,501,791

Commercial Services & Supplies - 2.3%
Acorn Energy	60,000	535,200
CompX International Cl. A	107,500	1,631,850
Heritage-Crystal Clean [1]	113,301	2,249,025
Interface Cl. A	27,000	356,670
Team [1]	73,240	2,332,694

		7,105,439

Construction & Engineering - 2.8%
Comfort Systems USA	27,096	296,159
Integrated Electrical Services [1,5]	1,122,500	5,107,375
Layne Christensen [1]	36,000	705,960
MYR Group [1]	102,600	2,046,870
Pike Electric [1]	81,900	651,105

		8,807,469

Electrical Equipment - 2.3%
AZZ	19,294	732,786
Deswell Industries [3]	544,371	1,486,133
Encore Wire	15,000	438,900
Fushi Copperweld [1]	45,763	415,986
Global Power Equipment Group	36,000	665,640
Jinpan International	97,821	475,410
LSI Industries	79,812	537,933
Orion Energy Systems [1,3]	100,000	196,000
Powell Industries [1]	36,000	1,392,120
Preformed Line Products	16,000	868,960

		7,209,868

Industrial Conglomerates - 1.1%
Raven Industries	116,800	3,437,424

Machinery - 6.2%
Armstrong Industrial	1,085,500	256,515
Cascade Corporation	20,400	1,116,696
CIRCOR International	14,000	528,500
Columbus McKinnon [1]	5,650	85,371
Eastern Company (The)	39,750	744,915
FAG Bearings India	27,200	928,162
Foster (L.B.) Company	66,200	2,140,908
FreightCar America	14,300	254,397
Graham Corporation	43,900	793,273
Hurco Companies [1]	52,666	1,204,998
Industrea	394,854	509,930
NN [1]	164,300	1,394,907
PMFG [1]	223,245	1,806,052
Semperit AG Holding	12,500	488,319
Sun Hydraulics	116,687	3,100,374
Tennant Company	92,300	3,952,286

		19,305,603

Professional Services - 3.8%
Advisory Board (The) [1]	82,800	3,960,324
CBIZ [1,3]	47,000	282,940
eClerx Services	25,100	366,542
Exponent [1]	58,400	3,334,056
GP Strategies [1]	18,485	357,130
Heidrick & Struggles International	145,600	1,854,944
JobStreet Corporation	50,000	37,625
Kforce [1]	60,000	707,400
On Assignment [1]	41,100	818,712

		11,719,673

Road & Rail - 1.8%
Frozen Food Express Industries [1]	157,000	309,290
Patriot Transportation Holding [1]	111,681	3,113,666
Universal Truckload Services	134,200	2,143,174

		5,566,130

Trading Companies & Distributors - 0.6%
Aceto Corporation	72,219	682,470
Houston Wire & Cable	67,375	724,955
Lawson Products	50,269	347,861

		1,755,286

Transportation Infrastructure - 0.5%
Touax	47,000	1,534,092

Total		87,608,144

Information Technology – 22.4%
Communications Equipment - 1.3%
Bel Fuse Cl. A	67,705	1,183,483
ClearOne Communications [1]	25,000	101,250
Cogo Group [1,3]	48,035	99,432
Extreme Networks [1]	295,000	985,300
Globecomm Systems [1]	49,200	548,580
Oplink Communications [1]	46,251	764,992
PC-Tel	44,100	310,905

		3,993,942

Computers & Peripherals - 1.3%
Imation Corporation [1]	72,312	404,224
Rimage Corporation	79,200	534,600
STEC [1]	201,900	1,362,825
Super Micro Computer [1]	81,654	982,298
TransAct Technologies [1]	78,600	570,636

		3,854,583

Electronic Equipment, Instruments & Components - 7.3%
Agilysys [1,3]	180,000	1,548,000
Broadway Industrial Group	886,800	263,757
Checkpoint Systems [1]	52,300	433,044
Diploma	50,000	383,757
Domino Printing Sciences	80,000	715,033
DTS [1,3]	23,300	542,424
Frequency Electronics [1]	34,600	295,830
Hana Microelectronics	963,700	654,364
Hollysys Automation Technologies [1]	265,800	2,594,208
Inficon Holding	3,600	760,957
Maxwell Technologies [1]	107,594	873,663
Mercury Computer Systems [1]	71,956	764,173
Mesa Laboratories	48,267	2,335,157
Methode Electronics	118,613	1,151,732
Multi-Fineline Electronix [1]	19,400	437,470
Newport Corporation [1]	80,900	894,754
Parametric Sound [1,3]	75,000	486,750
Park Electrochemical	14,200	352,586
Pulse Electronics [1]	150,000	123,000
Richardson Electronics	300,900	3,571,683
Rogers Corporation [1]	58,400	2,473,824
TTM Technologies [1]	114,400	1,078,792

		22,734,958

Internet Software & Services - 1.5%
Bitauto Holdings ADR [1]	50,000	224,500
Marchex Cl. B	95,000	362,900
RealNetworks [1]	160,000	1,331,200
Stamps.com [1]	22,600	522,964
Support.com [1]	417,500	1,766,025
WebMediaBrands [1]	75,000	171,750
World Energy Solutions [1]	72,920	305,535

		4,684,874

IT Services - 4.5%
Cass Information Systems	26,500	1,112,205
Computer Task Group [1]	211,800	3,426,924
CSE Global	1,332,800	944,863
Dynamics Research [1]	124,469	852,613
Forrester Research	54,900	1,579,473
Innodata [1]	183,832	744,519
Official Payments Holdings [1]	333,414	1,643,731
Sapient Corporation [1]	350,000	3,731,000

		14,035,328

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries [1]	64,500	794,640
Alpha & Omega Semiconductor [1]	194,800	1,677,228
Amtech Systems [1,3]	107,800	353,584
AXT [1]	46,600	157,508
BCD Semiconductor Manufacturing ADR [1]	174,614	626,864
Exar Corporation [1]	341,208	2,729,664
GSI Technology [1]	39,471	195,382
Integrated Silicon Solution [1]	53,700	497,262
LTX-Credence Corporation [1]	72,200	415,150
Miraial	22,030	372,907
MoSys [1]	442,275	1,786,791
O2Micro International ADR [1]	80,000	299,200
Photronics [1]	186,900	1,003,653
RDA Microelectronics ADR	83,200	883,584
Rubicon Technology [1,3]	76,899	736,692
Rudolph Technologies [1]	34,800	365,400
Silicon Motion Technology ADR [1,3]	60,300	891,234

		13,786,743

Software - 2.1%
ACI Worldwide [1]	69,600	2,941,296
Actuate Corporation [1]	96,400	677,692
American Software Cl. A	102,196	833,919
BSQUARE Corporation [1]	193,875	616,523
Pegasystems	49,000	1,422,960

		6,492,390

Total		69,582,818

Materials – 9.2%
Chemicals - 3.0%
Balchem Corporation	63,375	2,327,764
C. Uyemura & Co.	10,300	364,275
Hawkins	29,697	1,233,910
Landec Corporation [1]	60,300	690,435
Quaker Chemical	80,800	3,770,936
Zoltek Companies [1]	95,633	735,418

		9,122,738

Construction Materials - 0.7%
Ash Grove Cement [2]	8,000	1,108,000
Monarch Cement	52,303	1,150,666

		2,258,666

Metals & Mining - 5.3%
AuRico Gold [1]	91,250	636,925
Aurizon Mines [1]	47,000	247,220
Central Steel & Wire [2]	1,088	783,360
Comstock Mining [1,3]	325,000	1,062,750
Endeavour Mining [1]	642,400	1,450,644
Golden Star Resources [1,3]	640,000	1,260,800
Haynes International	30,001	1,564,552
Horsehead Holding Corporation [1]	67,888	634,074
Kingsrose Mining	224,000	273,017
MAG Silver [1]	74,750	910,455
Midway Gold [1]	345,000	565,800
Richmont Mines [1]	93,100	443,156
RTI International Metals [1]	96,000	2,298,240
Scorpio Mining [1]	136,000	156,322
Seabridge Gold [1]	16,700	323,980
Synalloy Corporation	58,200	803,160
Universal Stainless & Alloy Products [1]	25,000	928,750
Victoria Gold [1]	1,000,000	289,899
Vista Gold [1]	498,000	1,807,740

		16,440,844

Paper & Forest Products - 0.2%
Pope Resources L.P.	12,205	635,636
Qunxing Paper Holdings [4]	1,500,000	79,855

		715,491

Total		28,537,739

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	450,000	238,023
China Hydroelectric ADS [1,3]	73,100	118,422

Total		356,445

Miscellaneous [6] – 4.4%
Total		13,534,238

TOTAL COMMON STOCKS
(Cost $264,524,000)		343,904,563

PREFERRED STOCK – 0.4%
Seneca Foods Conv. [1,2]
(Cost $578,719)	45,409	1,248,747

REPURCHASE AGREEMENT – 8.3%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $25,875,259 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$26,393,606)
(Cost $25,875,000)		25,875,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $13,564,397)		13,564,397

TOTAL INVESTMENTS – 123.8%
(Cost $304,542,116)		384,592,707

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.5)%		(13,847,112)

PREFERRED STOCK – (19.3)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$310,745,595

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]	All or a portion of these securities were on loan at September 30, 2012. Total market value of loaned securities at September 30, 2012, was $12,801,196.
[4]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]
At September 30, 2012, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[6]	Includes securities first acquired in 2012 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $305,420,266. At September 30, 2012, net unrealized appreciation for all securities was $79,172,441, consisting of aggregate gross unrealized appreciation of $106,509,433 and aggregate gross unrealized depreciation of $27,336,992. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$336,905,125	$6,802,441	$196,997	$343,904,563
Preferred Stocks	–	1,248,747	–	1,248,747
Cash Equivalents	13,564,397	25,875,000	–	39,439,397

Level 3 Reconciliation:
					Realized and
	Balance as of				Unrealized	Balance as of
	12/31/11	Purchases	Transfers Out	Sales	Gain (Loss)	9/30/12
Common Stocks	$347,895	–	–	–	$(150,898)	$196,997

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2012:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	Gain (Loss)	Income	9/30/12	9/30/12
Integrated Electrical
Services	1,122,500	$2,155,200	–	–	–	–	1,122,500	$5,107,375
		$2,155,200			–	–		$5,107,375

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 20, 2012